Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

9. Earnings Per Share

Basic earnings per share is calculated by dividing net income attributable to RCS Capital Corporation by the weighted-average number of common shares outstanding during the period. The LTIP Units and restricted stock that contain non-forfeitable rights to dividends are considered participating securities. Participating securities are included in the computation of basic EPS of the Company using the two-class method. Other potentially dilutive common shares, including unvested restricted stock and other securities that are exchangeable for the Company's Class A common stock, and the related impact on earnings, are considered when calculating diluted EPS. The following table presents the calculation of basic and diluted earnings per share for the three months ended March 31, 2014 and 2013 (amounts in thousands, except share and per share data):

	Three Months Ended March 31,
	2014	2013
Earnings for basic and diluted earnings per common Class A share:
Net income attributable to RCS Capital Corporation	$3,792	$-
Less: Dividend equivalents on Restricted Stock	327	-
Net income attributable to Class A Shareholders	3,465	-
Shares:
Weighted average Class A common shares used in basic and diluted computation	15,566,830	N/A
Earnings per common Class A share:
Basic and diluted	$0.22	N/A

As of March 31, 2014, there were 1,325,000 LTIP Units of the RCS Holdings outstanding under the Amended and Restated 2013 Manager Multi-Year Outperformance Agreement. See Note 11, "Amended and Restated 2013 Manager Multi-Year Outperformance Agreement." There were distributions of $0.02 million allocated to the LTIP Unit holders during the first quarter of 2014; therefore, the net income allocable to the Company was reduced by $0.02 million.

As of March 31, 2014 the Company met the threshold of total return to shareholders as measured against a peer group of companies. Had the measurement date been March 31, 2014 (instead of June 4, 2014), LTIP Units would have been earned and catch-up distributions would have been due to the LTIP Unit holders. However, the LTIP Units capital account did not achieve economic equivalence with the capital balance of Class A units of RCS Holdings as of March 31, 2014, which is deemed to be a substantive non-market based contingency; therefore, the LTIP Units are excluded from the diluted earnings per share computation.

In connection with the closing of the Cetera acquisition and the acquisition by Luxor of an interest in RCS Capital Management, the Company, RCS Holdings and RCS Capital Management agreed to amend the Amended and Restated 2013 Manager Multi-Year Outperformance Agreement to provide that the first valuation date would be April 28, 2014 and that any LTIP Units not earned as of such date would be forfeited without payment of compensation. The board determined that as of such valuation date 310,947 LTIP Units were earned, referred to as Earned LTIP Units, and 1,014,053 LTIP Units were forfeited. Therefore as of April 28, 2014, $0.7 million is due to the LTIP Unit holders as a catch-up distribution.

For the three months ended March 31, 2014 the Company also excluded one share of Class B Common Stock and 1,802,528 of unvested restricted stock units outstanding as of March 31, 2014 from the calculation of diluted earnings per share as the effect would have been antidilutive.

9. Earnings Per Share

Basic earnings per share is computed by dividing net income available to Class A common stockholders by the weighted average number of shares of Class A common stock outstanding during the period. The computation of diluted earnings per share is similar to the computation of basic earnings per share, except that the denominator is increased to include the number of additional shares of Class A common stock that would have been outstanding if potentially dilutive shares of Class A common stock had been issued. The following table presents the calculation of basic and dilutive earnings per share for the years ended December 31, 2013, 2012 and 2011(amounts in thousands):

	Year Ended December 31,
	2013	2012	2011
Earnings for basic and diluted earnings per common Class A share:
Net income	$98,350	$7,412	$3,742
Net income attributable to non-controlling interests	95,749	7,412	3,742
Net income attributable to common stockholders	$2,601	$-	$-
Shares:
Average Class A shares used in basic and diluted computation(1)	2,500,000	N/A	N/A
Earnings per common Class A share
Basic and diluted	$1.04	N/A	N/A
(1)	Reflects the 2,500,000 shares of Class A common stock offered in the IPO. Shares of Class B common stock were subject to a lockup pursuant to an agreement with the underwriter in connection with the IPO. The lock up period expired during the 3 months ended December 31, 2013; however, these shares were excluded from the computation of diluted net income per share computation because they were anti-dilutive.

As of December 31, 2013, there were 3,975,000 LTIP Units of the Operating Subsidiaries outstanding under the 2013 Manager Multi-Year Outperformance Agreement. See Note 11, "2013 Manager Multi-Year Outperformance Agreement." There were no distributions paid to the LTIP Unit holders during 2013; therefore, there was no impact to the Company's basic earnings per share computation.

In addition, the Company did not meet (a) the threshold of total return to shareholders as measured against a peer group of companies, (b) nor did the LTIP Units capital account achieve economic equivalence with the capital balance of Class A units of the Operating Subsidiaries, at the end of the reporting period; therefore, the LTIP Units are excluded from the diluted earnings per share computation.